COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Commitments And Contingencies

15. COMMITMENTS AND CONTINGENCIES

Commitments

As of March 31, 2022, the Company has no significant commitments.

Contingencies

The Company’s operations are subject to a variety of local and state regulation. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulation as of March 31, 2022, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future. In 2022, the Company entered into a payment plan offered by California regulatory authorities to pay certain excise and cultivation taxes over a 12 month period. If such taxes are not paid in accordance with the agreed payment plan, the Company could be subject to certain late payment penalties.

Litigation and Claims

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of March 31, 2022, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings in which any of the Company’s directors, officers or affiliates are an adverse party or have a material interest adverse to the Company’s interest.

Insurance Claims

In September 2020 the Company experienced a small fire at its manufacturing facility which resulted in suspending certain operations until the facility was repaired. As a result, the company filed a business interruption claim which resulted in a payment of $1.4 million from the insurance carrier in March 2021. The proceeds from the claim were reflected in other income on the consolidated statement of operations for the year ended December 31, 2020.

In August 2020 the Company experienced adverse air quality conditions that resulted in the Company closing the air vents in its greenhouse facilities at a time when extreme temperatures existed. As a result, plant health suffered due to the situation. The Company filed a business interruption claim which resulted in a payment of $ 2.65 million from the insurance carrier being recorded in the quarter ended June 30, 2021.

15. COMMITMENTS AND CONTINGENCIES

Commitments

As of December 31, 2021, the Company has no outstanding commitments.

Contingencies

The Company’s operations are subject to a variety of local and state regulation. Failure to comply with one or more of those regulations could result in fines, restrictions on its operations, or losses of permits that could result in the Company ceasing operations. While management of the Company believes that the Company is in compliance with applicable local and state regulation as of December 31, 2021, cannabis regulations continue to evolve and are subject to differing interpretations. As a result, the Company may be subject to regulatory fines, penalties or restrictions in the future.

Litigation and Claims

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of December 31, 2021, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of the Company’s operations. There are also no proceedings of material consequences in which any of the Company’s directors, officers or affiliates are an adverse party or have a material interest adverse to the Company’s interest.

Insurance Claims

In September 2020 the Company experienced a small fire at its manufacturing facility which resulted in suspending certain operations until the facility was repaired. As a result, the company filed a business interruption claim which resulted in a payment of $1.4 million from the insurance carrier in March 2021. The proceeds from the claim were reflected in other income on the consolidated statement of operations for the year ended December 31, 2020.

In August 2020 the Company experienced adverse air quality conditions that resulted in the Company closing the air vents in its greenhouse facilities at a time when extreme temperatures existed. As a result, plant health suffered due to the situation. The Company filed a business interruption claim which resulted in a payment of $ 2.65 million from the insurance carrier being recorded in the quarter ended June 30, 2021, and is included in other income (expense) in the accompanying consolidated statements of income (loss).